Performance Management	Apr. 01, 2025
Global X Funds | Global X CleanTech ETF
Prospectus [Line Items]
Performance Table Market Index Changed	The name of the Underlying Index has been changed from the Indxx Global CleanTech Index to the Indxx Global ClimateTech Index.